Retirement Benefit Arrangements - Active Defined Benefit Plan (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements		$ 13,000	$ 13,000	$ 11,000
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year		37,105	64,342
Change in pension obligation:
Service cost		8,619	7,203
Interest cost		1,584	1,366
Plan participants’ contributions		3,604	2,938
Actuarial loss (gain)		18,286	(9,439)
Plan amendments		3,551	(19,945)
Benefits paid		(2,352)	(4,901)
Foreign currency adjustments		2,828	(584)
Change in pension obligation		36,120	(23,362)
Change in fair value of plan assets:
Actual return on plan assets		18,140	958
Employer contributions		7,193	5,245
Plan participants’ contributions		3,604	2,938
Benefits paid		(2,352)	(4,901)
Foreign currency adjustments		2,198	(365)
Change in fair value of plan assets		28,783	3,875
Funded status:
Unfunded pension obligation at end of year		44,442	37,105	$ 64,342
Additional information:
Projected benefit obligation at end of year	[1]	197,912	161,792
Accumulated pension obligation at end of year	[2]	$ 189,089	$ 152,681
Pension obligation - assumptions used
Discount rate		0.25%	1.00%	0.75%
Rate of compensation increase		2.00%	2.25%	2.25%
Net periodic benefit cost - assumptions used
Discount rate		1.00%	0.75%	0.75%
Expected return on plan assets		3.50%	0.75%	0.75%
Rate of compensation increase		2.00%	2.25%	2.00%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2020		$ 5,175
2021		6,841
2022		6,547
2023		7,073
2024		7,631
2025 to 2029		45,389
Significant other observable inputs (Level 2) | Insured funds | Zurich Plan
Additional information:
Fair value of plan assets at end of year		$ 153,470	$ 124,687
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period		0 years	0 years	0 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period		4 years	4 years	4 years

[1]	Represents the actuarial present value of all benefits attributed to employee service rendered to December 31, measured using assumptions as to future compensation levels
[2]	Represents the actuarial present value of benefits (whether vested or non-vested) attributed to employee service rendered and compensation to December 31, with no assumption about future compensation levels